Deposits to institutional cooperators, net - Movement of the provision (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deposits to institutional cooperators, net
Balance at beginning of the year	¥ 5,871,290	$ 839,583	¥ 2,649,017
(Reversal of) provision for credit losses on deposits to institutional cooperators	(774,772)	(110,791)	3,222,273	¥ (673,558)
Balance at end of the year	¥ 5,096,518	$ 728,792	¥ 5,871,290	¥ 2,649,017